Goodwill and Other Intangible Assets (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets (Textual) [Abstract]
Loss on extinguishment of debt	$ 360,500,000	$ 1,900,591,000
Shareholders equity	4,560,440,000	4,560,440,000	5,510,238,000	5,339,152,000
Decrease in equity due to extinguishment loss		419,000,000
Percentage Decrease in Equity Due to Extinguishment Loss		8.40%
Sound Federal Bancorp [Member]
Business Acquisition [Line Items]
Goodwill and other intangible assets	$ 155,200,000	$ 155,200,000